UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  January 25, 2005
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  133214


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      1252   15261  SH       SOLE       NONE     0    0       15261
Abbott Labs              COM            002824100      2942   63074  SH       SOLE       NONE     0    0       63074
American Int'l Group     COM            026874107      5960   90756  SH       SOLE       NONE     0    0       90756
American Std Inc Del	 COM		029712106	664   16059  SH	      SOLE       NONE     0    0       16059
Amgen Inc                COM            031162100      1434   22359  SH       SOLE       NONE     0    0       22359
Anheuser Busch           COM            035229103      3859   76079  SH       SOLE       NONE     0    0       76079
Applied Materials Inc    COM            038222105      1584   92648  SH       SOLE       NONE     0    0       92648
Automatic Data Processi  COM            053015103      2816   63492  SH       SOLE       NONE     0    0       63492
Berkshire Hathaway       Class B        084670207      5185    1766  SH       SOLE       NONE     0    0        1766
Chevrontexaco Corp       COM            166764100      2275   43333  SH       SOLE       NONE     0    0       43333
Cisco Systems Inc	 COM		17275R102	648   33541  SH	      SOLE       NONE     0    0       33541
Citigroup                COM            172967101      7012  145528  SH       SOLE       NONE     0    0      145528
Corning Inc              COM            219350105       943   80091  SH       SOLE       NONE     0    0       80091
Dell Computer Corp	 COM		24702R101	497   11800  SH	      SOLE	 NONE	  0    0       11800
Eli Lilly                COM            532457108       531    9361  SH       SOLE       NONE     0    0        9361
Exxon Mobil              COM            30231G102      2156   42051  SH       SOLE       NONE     0    0       42051
Fannie Mae               COM            313586109      5940   83416  SH       SOLE       NONE     0    0       83416
FEDEX Corp               COM            31428X106      1775   18023  SH       SOLE       NONE     0    0       18023
Fifth Third Bancorp      COM            316773100       628   13276  SH       SOLE       NONE     0    0       13276
First Data Corp          COM            319963104      6015  141398  SH       SOLE       NONE     0    0      141398
Freddie Mac              COM            313400301      1937   26281  SH       SOLE       NONE     0    0       26281
Gannett Company          COM            364730101      2405   29442  SH       SOLE       NONE     0    0       29442
General Electric         COM            369604103      7512  205820  SH       SOLE       NONE     0    0      205820
Hershey Foods Corp	 COM		427866108	991   17840  SH       SOLE       NONE	  0    0       17840
IBM                      COM            459200101      6586   66812  SH       SOLE       NONE     0    0       66812
Intel                    COM            458140100      4152  177530  SH       SOLE       NONE     0    0      177530
iShares Russell 2000 Ind COM		464287655      1394   10764  SH	      SOLE	 NONE	  0    0       10764
iShares Russell Midcap   COM		464287499      1542   19443  SH	      SOLE	 NONE	  0    0       19443
J.P. Morgan Chase & Co.  COM            46625H100      3817   97852  SH       SOLE       NONE     0    0       97852
Jefferson Pilot          COM            475070108      2235   43006  SH       SOLE       NONE     0    0       43006
Johnson & Johnson        COM            478160104      5215   82236  SH       SOLE       NONE     0    0       82236
Johnson Controls         COM            478366107      3355   52889  SH       SOLE       NONE     0    0       52889
MGIC Investment Corp     COM            552848103      1958   28411  SH       SOLE       NONE     0    0       28411
Microsoft Corp           COM            594918104      4265  159605  SH       SOLE       NONE     0    0      159605
Oracle Corp              COM            68389X105      2429  177007  SH       SOLE       NONE     0    0      177007
Pepsico Inc              COM            713448108      1532   29343  SH       SOLE       NONE     0    0       29343
Pfizer Inc.              COM            717081103      2774  103158  SH       SOLE       NONE     0    0      103158
Pitney Bowes Inc         COM            724479100       291    6281  SH       SOLE       NONE     0    0        6281
Proctor & Gamble         COM            742718109      5167   93810  SH       SOLE       NONE     0    0       93810
Smucker J M Company New  COM NEW        832696405       648   13759  SH       SOLE       NONE     0    0       13759
SunTrust		 COM		867914103	320    4336  SH       SOLE       NONE     0    0        4336
Sysco Corp		 COM		871829107	400   10480  SH       SOLE       NONE     0    0       10480
The St Paul Companies I  COM            792860108       437   11784  SH       SOLE       NONE     0    0       11784
Union Bankshares Corp	 COM		905399101	315    8208  SH       SOLE       NONE	  0    0        8208
United Parcel Service    Class B        911312106      1778   20810  SH       SOLE       NONE     0    0       20810
Varian Medical Systems   COM            92220P105      3438   79506  SH       SOLE       NONE     0    0       79506
Wal-Mart                 COM            931142103      2093   39634  SH       SOLE       NONE     0    0       39634
Washington Mutual        COM            939322103      3554   84063  SH       SOLE       NONE     0    0       84063
Wells Fargo              COM            949746101      2824   45438  SH       SOLE       NONE     0    0       45438
Wrigley Wm Jr Co         COM            982526105      1347   19475  SH       SOLE       NONE     0    0       19475
Wyeth                    COM            983024100      1387   32562  SH       SOLE       NONE     0    0       32562
Zimmer Holdings Inc      COM            98956P102      1000   12486  SH       SOLE       NONE     0    0       12486
